UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05506

College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Patrick S.R. MacDonald

U.S. Bank Corporate Trust Services

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6467

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(unaudited)

August 31, 2016

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity % (A)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (139%)
	---------- ALABAMA (7%) ----------
$410	Auburn University	3.000	12/01/2018	9.16%	$365

					365
	---------- CALIFORNIA (18%) ----------
643	California State University	3.000	11/01/2019	8.99	581
104	Lassen Junior College District	3.000	04/01/2020	10.27	89
295	University Student Co-Operative Association	3.000	04/01/2019	10.70	259

					929
	---------- DISTRICT OF COLUMBIA (52%) ----------
832	Georgetown University	3.000	11/01/2020	10.36	713
2,235	Georgetown University	4.000	11/01/2020	10.52	1,952

					2,665
	---------- GEORGIA (1%) ----------
68	Paine College	3.000	10/01/2016	10.45	66

					66
	---------- INDIANA (21%) ----------
1,380	Vincennes University	3.000	06/01/2023	9.02	1,078

					1,078
	---------- IOWA (0%)* ----------
24	Simpson College	3.000	07/01/2016	10.58	23

					23
	---------- MISSISSIPPI (10%) ----------
196	Millsaps College	3.000	11/01/2021	10.34	163
450	Mississippi State University	3.000	12/01/2020	9.64	375

					538
	---------- NEW JERSEY (5%) ----------
230	Fairleigh Dickinson University	3.000	11/01/2017	10.39	217
27	Rider College	3.000	05/01/2017	10.70	25

					242
	---------- NEW Mexico (2%) ----------
101	College of Santa Fe	3.000	10/01/2018	10.43	93

					93

The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(unaudited)

August 31, 2016

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date		Effective Yield to Maturity % (A)	Amortized Cost
	---------- NORTH CAROLINA (2%) ----------
$50	Elizabeth City State University	3.000	10/01/2017		10.02%		$47
96	Saint Mary’s College	3.000	06/01/2020		10.14		80

							127
	---------- OHIO (1%) ----------
32	Wittenberg University	3.000	11/01/2017		10.39		30

							30
	---------- PENNSYLVANIA (15%) ----------
745	Philadelphia College of Art	3.000	01/01/2022		10.62		587
220	Villanova University	3.000	04/01/2019		10.70		193

							780
	---------- PUERTO RICO (0%)* ----------
1	Inter American University of Puerto Rico	3.000	01/01/2017		10.94		1

							1
	---------- TEXAS (3%) ----------
162	University of Saint Thomas	3.000	10/01/2019		10.41		143

							143
	---------- VIRGINIA (1%) ----------
75	Lynchburg College	3.000	05/01/2018		10.68		69

							69
	---------- WISCONSIN (1%) ----------
40	Marian College	3.000	10/01/2016		10.45		39

							39

	(B) TOTAL COLLEGE & UNIVERSITY LOANS (139%)						7,188

	Allowance for Loan Losses (-2%)						(88)

	Loans, net of allowance for loan losses (137%)						7,100

	INVESTMENT AGREEMENTS (24%)
506	JPMorgan Chase Bank—Revenue Fund	7.050	06/01/2018	(C)	7.050		506
735	JPMorgan Chase Bank—Liquidity Fund	7.750	06/01/2018	(C)	7.750		735

	TOTAL INVESTMENT AGREEMENTS						1,241

	TOTAL INVESTMENTS (162%)					(B)$	8,341

	OTHER ASSETS, LESS LIABILITIES (-62%)						(3,179)

	NET ASSETS (100.0%)						$5,162

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity from the date of purchase.
(B)	The tax basis of the Loans is approximately $9,657.
(C)	Terminates at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.
*	Rounds to less than 1%

The accompanying notes are an integral part of this schedule.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) College and University Facility Loan Trust Two

By (Signature and Title)* /s/ Patrick S.R. MacDonald, Assistant Vice President

Date October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bryan Calder, Executive Vice President

Date October 28, 2016

*	Print the name and title of each signing officer under his or her signature.